Average First-Day-of-the-Month Price for Oil,Natural Gas and Natural Gas Liquids (Detail)	3 Months Ended
Dec. 31, 2013
Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Unweighted Arithmetic Average First-Day-of-the-Month Prices	92.64
Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Unweighted Arithmetic Average First-Day-of-the-Month Prices	5.03
Natural Gas Liquids [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Unweighted Arithmetic Average First-Day-of-the-Month Prices	38.45